LEASE - Amount recognized in profit and loss in relation to leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
LEASE
Interest on lease liabilities	¥ 466,796
Depreciation charge of right-of-use assets	767,553	¥ 1,075,825	¥ (108,152)
Expense relating to short-term leases	214,204
Expense relating to leases of low-value assets	39,130
Total amount recognized in profit or loss	¥ 1,487,683